Financial Instruments - Gain (Loss) Recognized In Accumulated Other Comprehensive Income (Loss) on Derivative (Effective Portion) (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (5,180)	$ 24,840	$ 19,819	$ (19,819)
Gain/(Loss) Recognized in Accumulated Other Comprehensive Income - Loss on Derivative (Effective Portion) Location [Member]
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)	(134)	28,393	19,627
Reclassification to Interest and finance costs net due to de-designations [Member}
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(5,265)	(3,753)	0
Reclassification to Deprecation Expense [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	219	200	192
Total [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (5,180)	$ 24,840	$ 19,819